Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
FAIR VALUE MEASUREMENTS [Abstract]
Financial instruments, measured at fair value
The following table sets forth the financial instruments, measured at fair value by level within the fair value hierarchy, as of December 31, 2024 (in thousands):

		Fair value measurements at reporting date using
Items	As of December 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents	$94,156	$0	$94,156	$0
Short-term investments	744,498	0	744,498	0
Debt investments	21,095	0	0	21,095
Long-term time deposits	331,290	0	331,290	0
The following table sets forth the financial instruments, measured at fair value by level within the fair value hierarchy, as of December 31, 2025 (in thousands):

		Fair value measurements at reporting date using
Items	As of December 31, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents	$72,414	$0	$72,414	$0
Short-term investments	702,372	0	702,372	0
Debt investments	21,095	0	0	21,095
Long-term time deposits	350,659	0	350,659	0

Assets measured at fair value on nonrecurring basis
The following table sets forth assets measured at fair value on a nonrecurring basis by level within the fair value hierarchy as of December 31, 2024 and 2025 (in thousands).

		Fair value measurements at reporting date using
Items	As of December 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Purchased video content recorded in prepaid and other assets	$257	$0	$0	$257
Intangible assets, net	7,695	0	0	7,695
Goodwill	46,944	0	0	46,944

		Fair value measurements at reporting date using
Items	As of December 31, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Purchased video content recorded in prepaid and other assets	$214	$0	$0	$214
Intangible assets, net	4,692	0	0	4,692
Goodwill	10,257	0	0	10,257